Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Balance at the beginning of the period		$ (1,876)	$ 520	$ 228
Income statement		(2,428)	(1,575)	(199)
Other comprehensive income		(143)	175	94
Equity		38	14	(16)
Additions through business combinations			(4,174)
Exchange		(128)	14	15
Balance at the end of the period		319	(1,876)	520
Net deferred tax asset		6,711	7,266	6,019
Movements in deferred tax assets		2,195
Credit arising from increase in UK Corporation tax rate		$ 108	(54)	(138)
UK corporation tax rate	25.00%	19.00%
One-time adjustment to deferred tax due to internal reorganisation		$ (876)
United Kingdom and USA
Taxation
Percentage of reasonably possible difference in budgeted versus actual taxable profit		10.00%
United Kingdom
Taxation
Net deferred tax asset		$ 503
United Kingdom | Maximum
Taxation
Forecasted tax loss utilisation period		5 years
US
Taxation
Net deferred tax asset		$ 283
US | Minimum
Taxation
Forecasted tax loss utilisation period		5 years
US | Maximum
Taxation
Forecasted tax loss utilisation period		15 years
Alexion Pharmaceuticals, Inc.
Taxation
Balance at the beginning of the period		$ 4,174
Balance at the end of the period			4,174
Intangibles, property, plant & equipment
Taxation
Balance at the beginning of the period		(5,480)	(2,627)	(2,265)
Income statement		(1,414)	(782)	226
Other comprehensive income		72	52	(78)
Additions through business combinations			(3,744)
Exchange		63	57	(58)
Balance at the end of the period		(3,931)	(5,480)	(2,627)
Net deferred tax asset		1,499	1,476	1,061
Contingent consideration liabilities in respect of intangibles
Taxation
Balance at the end of the period		(281)
Pension and post-retirement benefits
Taxation
Balance at the beginning of the period		553	656	561
Income statement		55	166	64
Other comprehensive income		(231)	83	101
Additions through business combinations			13
Exchange		(36)	(33)	58
Balance at the end of the period		231	553	656
Net deferred tax asset		276	574	690
Elimination of unrealised profit on inventory
Taxation
Balance at the beginning of the period		1,861	1,807	1,293
Income statement		(274)	59	(444)
Additions through business combinations			166
Exchange		(111)	(53)	70
Balance at the end of the period		2,024	1,861	1,807
Net deferred tax asset		2,048	1,910	2,286
Untaxed reserves
Taxation
Balance at the beginning of the period		(862)	(801)	(598)
Income statement		(38)	139	92
Other comprehensive income				(1)
Exchange		108	78	(110)
Balance at the end of the period		(716)	(862)	(801)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period		1,518	714	546
Income statement		126	(307)	(136)
Additions through business combinations			507
Exchange		(134)	(10)	32
Balance at the end of the period		1,258	1,518	714
Net deferred tax asset		1,274	1,571	852
Accrued expenses and other
Taxation
Balance at the beginning of the period		534	771	691
Income statement		(883)	(850)	(1)
Other comprehensive income		16	40	72
Equity		38	14	(16)
Additions through business combinations			(1,116)
Exchange		(18)	(25)	23
Balance at the end of the period		1,453	534	771
Net deferred tax asset		$ 1,614	$ 1,735	$ 1,130